Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income tax liabilities	$ 2,632	$ 5,846
Operating lease right-of-use assets	36,206	13,697
Accrued related party interest payable	0	2,477
Non-current operating lease liabilities	$ 37,822	$ 14,641
Adoption of new accounting pronouncement | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Parent company net investment			$ 900
Deferred revenue			1,200
Deferred income tax liabilities			300
Adoption of new accounting pronouncement | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets			10,100
Accrued related party interest payable			2,300
Non-current operating lease liabilities			$ 11,500